Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Earnings per share
8.	Earnings per share

Basic earnings per share is calculated by dividing the net profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year.

	2024 US$’000	2023 US$’000	2022 US$’000
Net profit attributable to equity holders of the Company	774,035	793,275	751,589

(a)	Basic earnings per share

	2024	2023	2022
Number of shares
Issued common shares at 1 January	506,820,170	503,388,593	370,244,325
Effect of share options exercised satisfied from treasury shares	10,849,214	5,308,923	66,374
Effect of shares issued for acquisition of CTI	—	—	83,736,555
Effect of new shares issued	4,609,675	2,876,884	25,551,838
Effect of treasury shares purchased	(12,181,501)	(6,430,681)	(1,708,209)
Weighted-average number of ordinary shares at 31 December	510,097,558	505,143,719	477,890,883
Basic earnings per share (US$ per share)	1.52	1.57	1.57

(b)	Diluted earnings per share

	2024	2023	2022
Number of shares
Weighted-average number of ordinary shares (basic)	510,097,558	505,143,719	477,890,883
Effect of share options on issue	5,010,957	3,544,217	11,185,991
Weighted-average number of ordinary shares at 31 December	515,108,515	508,687,936	489,076,874
Diluted earnings per share (US$ per share)	1.50	1.56	1.54

Diluted earnings per share is determined by adjusting profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, and the effects of all dilutive potential ordinary shares, which comprise share options and restricted share units granted to employees.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.